UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2007

Check here if Amendment       [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           The Capital Management Corporation
Address:        9030 Stony Point Parkway, Suite 150
                Richmond, Virginia 23235

13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302

Signature, Place, and Date of Signing:
Susan Kidd        Richmond, Virginia         November 13, 2007
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 89

Form 13F Information Table Value Total: $237,501,283 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE


09/30/2007
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 1










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










3M Company
COMMON
88579Y101
6,126,775.06
65,471
x
ALL
50,250

15,221
A F L A C Inc
COMMON
001055102
1,821,287.20
31,930
x
ALL
25,430

6,500
A T & T Inc.
COMMON
00206R102
621,237.73
14,683
x
ALL
10,640

4,043
Abbott Laboratories
COMMON
002824100
428,960.00
8,000
x
ALL
5,300

2,700
Alcon Inc
COMMON
H01301102
4,666,318.16
32,423
x
ALL
25,933

6,490
Altria Group Inc
COMMON
02209S103
4,954,290.62
71,254
x
ALL
46,742

24,512
Amgen Incorporated
COMMON
031162100
3,228,449.90
57,070
x
ALL
43,985

13,085
Apache Corp
COMMON
037411105
604,392.66
6,711
x
ALL
3,538

3,173
Automatic Data Processing
COMMON
053015103
4,670,024.75
101,677
x
ALL
83,355

18,322
Bank Of America Corp
COMMON
060505104
3,863,701.93
76,859
x
ALL
58,908

17,951
BB&T Corporation
COMMON
054937107
487,184.18
12,062
x
ALL
8,300

3,762
Becton Dickinson & Co Inc
COMMON
075887109
4,179,627.00
50,940
x
ALL
40,710

10,230
Bed Bath & Beyond
COMMON
075896100
5,770,920.32
169,136
x
ALL
133,710

35,426
Berkshire Hathaway Cl A
COMMON
084670108
474,040.00
4
x
ALL
2

2
Berkshire Hathaway Cl B
COMMON
084670207
2,122,224.00
537
x
ALL
387

150
BP PLC Sponsored ADRs
COMMON
055622104
620,405.10
8,946
x
ALL
7,262

1,684
Bristol-Myers Squibb Co
COMMON
110122108
234,883.00
8,150
x
ALL
4,600

3,550
C S X Corp
COMMON
126408103
245,270.20
5,740
x
ALL
1,740

4,000
Cameron Itnl Corp.
COMMON
13342B105
6,274,797.10
67,990
x
ALL
57,155

10,835
Carmax Inc
COMMON
143130102
5,280,107.60
259,720
x
ALL
207,595

52,125
Carnival Corp.
COMMON
143658300
4,967,707.25
102,575
x
ALL
84,155

18,420
ChevronTexaco Corporation
COMMON
166764100
531,347.24
5,678
x
ALL
3,558

2,120
Cisco Systems Inc
COMMON
17275R102
336,367.88
10,153
x
ALL
953

9,200
Citigroup Inc
COMMON
172967101
471,180.32
10,096
x
ALL
7,696

2,400










Page Total


62,981,499.20





















09/30/2007
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 2










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Coca Cola Company
COMMON
191216100
253,787.52
4,416
x
ALL
3,015

1,401
Dentsply Intl Inc
COMMON
249030107
587,124.00
14,100
x
ALL
14,100

0
Dominion Res Inc Va New
COMMON
25746U109
758,700.00
9,000
x
ALL
8,420

580
Donaldson
COMMON
257651109
3,820,204.80
91,480
x
ALL
72,100

19,380
Ecolab, Inc.
COMMON
278865100
933,852.00
19,785
x
ALL
15,710

4,075
Electronic Arts
COMMON
285512109
3,734,533.00
66,700
x
ALL
51,325

15,375
Emerson Electric Co
COMMON
291011104
2,448,386.10
46,005
x
ALL
38,540

7,465
Equitable Res Inc
COMMON
294549100
518,700.00
10,000
x
ALL
10,000

0
Extra Space Storage Inc
COMMON
30225T102
2,235,628.35
145,265
x
ALL
124,890

20,375
Exxon Mobil Corporation
COMMON
30231G102
6,675,427.20
72,120
x
ALL
42,755

29,365
Fastenal Co
COMMON
311900104
4,589,588.70
101,070
x
ALL
82,505

18,565
Fortune Brands Inc
COMMON
349631101
873,980.25
10,725
x
ALL
6,625

4,100
Freddie Mac Voting Shs
COMMON
313400301
2,676,103.50
45,350
x
ALL
36,225

9,125
General Electric Company
COMMON
369604103
12,159,160.54
293,700
x
ALL
220,766

72,934
GlaxoSmithkline PLC  ADRs
COMMON
37733W105
3,042,188.80
57,184
x
ALL
45,399

11,785
H C C Insurance Holdings
COMMON
404132102
266,352.00
9,300
x
ALL
9,300

0
Int'l Business Machines
COMMON
459200101
316,764.20
2,689
x
ALL
289

2,400
Intel Corp
COMMON
458140100
672,547.10
26,007
x
ALL
15,000

11,007
J P Morgan Chase & Co
COMMON
46625H100
524,226.62
11,441
x
ALL
10,701

740
Johnson & Johnson
COMMON
478160104
800,554.50
12,185
x
ALL
11,435

750
Kimberly-Clark Corp
COMMON
494368103
207,267.00
2,950
x
ALL
1,300

1,650
Kohl's Corp Com
COMMON
500255104
4,059,422.64
70,808
x
ALL
58,128

12,680
Linear Technology Corp
COMMON
535678106
5,521,072.10
157,790
x
ALL
131,505

26,285
Lowes Companies Inc
COMMON
548661107
3,974,356.80
141,840
x
ALL
99,870

41,970










Page Total


61,649,927.72





















09/30/2007
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 3










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE










Markel Corp
COMMON
570535104
10,575,400.00
21,850
x
ALL
21,850

0
Marlin Business Svcs Corp
COMMON
571157106
3,366,761.85
234,945
x
ALL
199,460

35,485
Marriott Intl Inc Cl A
COMMON
571903202
217,350.00
5,000
x
ALL
5,000

0
Marshall & Ilsley Corp
COMMON
571834100
2,217,388.20
50,660
x
ALL
40,300

10,360
Medtronic Inc
COMMON
585055106
6,725,256.61
119,221
x
ALL
90,591

28,630
Merck & Co Inc
COMMON
589331107
239,442.60
4,632
x
ALL
1,032

3,600
Mercury General Corp
COMMON
589400100
3,211,531.50
59,550
x
ALL
46,282

13,268
Meredith Corporation
COMMON
589433101
3,002,520.00
52,400
x
ALL
42,780

9,620
Microsoft Corp
COMMON
594918104
2,074,425.90
70,415
x
ALL
56,490

13,925
Noble Corp
COMMON
G65422100
3,567,406.50
72,730
x
ALL
62,240

10,490
Norfolk Southern Corp
COMMON
655844108
365,446.40
7,040
x
ALL
2,640

4,400
Paychex Inc
COMMON
704326107
3,765,474.89
91,841
x
ALL
73,320

18,521
Pepsico Incorporated
COMMON
713448108
7,761,750.48
105,948
x
ALL
78,495

27,453
PetSmart, Inc.
COMMON
716768106
5,396,523.00
169,170
x
ALL
138,495

30,675
Pfizer Incorporated
COMMON
717081103
972,770.55
39,819
x
ALL
7,404

32,415
Plum Creek Timber Co
COMMON
729251108
485,601.24
10,849
x
ALL
5,561

5,288
PNC Finl Svcs Group
COMMON
693475105
1,048,740.00
15,400
x
ALL
15,400

0
Portfolio Recovery Assoc
COMMON
73640Q105
5,648,770.80
106,440
x
ALL
85,755

20,685
PPG Industries
COMMON
693506107
423,080.00
5,600
x
ALL
5,300

300
Principal Financial Group
COMMON
74251V102
2,326,128.30
36,870
x
ALL
32,290

4,580
Procter & Gamble Co
COMMON
742718109
6,902,815.90
98,135
x
ALL
77,125

21,010
Royal Dutch Shell PLC A
COMMON
780259206
531,375.88
6,466
x
ALL
1,466

5,000
SLM Corp
COMMON
78442P106
4,993,325.10
100,530
x
ALL
84,385

16,145
Suntrust Banks Inc
COMMON
867914103
368,361.56
4,868
x
ALL
4,868

0










Page Total


76,187,647.26


























09/30/2007
FORM 13F    THE CAPITAL MANAGEMENT CORPORATION


Page 4










ITEM 1
ITEM 2
ITEM 3
ITEM 4
ITEM 5
ITEM 6:
ITEM 7:
ITEM 8:




SHARES OR
INVST

VOTING  AUTHORITY

TITLE OF
CUSIP
FAIR MARKET
PRINCIPAL
DISCRETION
OTHER
(SHARES)
NAME OF ISSUER
CLASS
NUMBER
VALUE
AMOUNT
SHRD
MGRS
(A) SOLE
(B) SHARED
(C) NONE




















Sysco Corp
COMMON
871829107
7,489,835.85
210,448
x
ALL
162,692

47,756
Techne Corp.
COMMON
878377100
3,332,516.40
52,830
x
ALL
42,590

10,240
The Southern Company
COMMON
842587107
369,983.44
10,198
x
ALL
3,250

6,948
Tiffany & Co New
COMMON
886547108
253,635.75
4,845
x
ALL
2,245

2,600
UDR, Inc.
COMMON
902653104
291,840.00
12,000
x
ALL
5,200

6,800
United Parcel Service B
COMMON
911312106
522,921.30
6,963
x
ALL
2,863

4,100
United Technologies Corp
COMMON
913017109
515,072.00
6,400
x
ALL
0

6,400
Varian Medical Systems
COMMON
92220P105
6,522,691.90
155,710
x
ALL
128,580

27,130
Vodafone Group Plc Adr
COMMON
92857W209
618,515.70
17,039
x
ALL
6,312

10,727
Wachovia Corp New
COMMON
929903102
1,052,175.03
20,981
x
ALL
17,578

3,403
Washington Mutual Inc
COMMON
939322103
1,320,947.10
37,410
x
ALL
30,985

6,425
Wellpoint Hlth Ntwks New
COMMON
94973V107
5,459,291.00
69,175
x
ALL
55,389

13,786
Western Union
COMMON
959802109
4,549,022.10
216,930
x
ALL
176,285

40,645
Willis Group Holdings
COMMON
G96655108
2,663,556.40
65,060
x
ALL
52,845

12,215
Wilmington Trust Corp
COMMON
971807102
423,621.00
10,890
x
ALL
2,950

7,940
Wyeth
COMMON
983024100
1,076,372.55
24,161
x
ALL
12,752

11,409
Zimmer Holdings Inc
COMMON
98956P102
220,211.81
2,719
x
ALL
1,340

1,379










Page Total


36,682,209.33


























Grand Total


237,501,283.51



























